                      Excelsior Venture Investors III, LLC
                     For the Quarter ended October 31, 2003

[GRAPHIC APPEARS HERE]

           Total Investment Value of Excelsior Venture Partners III, LLC

----------------------------------------------------------------------------------------------
            Total        Cash (Net of     Public      Private      Limited       Cumulative
Date   Investment Value  Liabilities)   Securities   Securities  Partnerships   Distributions
----------------------------------------------------------------------------------------------
 5/01       500.00           500.00        0.00          0.00          0.00         0.00
----------------------------------------------------------------------------------------------
10/01       495.99           411.71        0.00         82.99          1.29         0.00
----------------------------------------------------------------------------------------------
10/02       469.14           283.71        0.00        180.29          5.14         0.00
----------------------------------------------------------------------------------------------
10/03       411.43           191.29        0.00        213.09         10.44         0.00
----------------------------------------------------------------------------------------------

              Investor's Return To Date (per unit)
              ------------------------------------
                                           Date               Amount
                                         ---------           --------
Initial investment                       5/11/2001           $500.00

Total distributions                                             --

Current Net Asset Value of Excelsior                         $414.82
Venture Partners III, LLC (a)

Other Net Assets/(Liabilities) (b)                             (3.39)

Current Net Asset Value of Excelsior                         $411.43
Venture Investors III, LLC

Total Return (annualized) (c)                                  -7.58%

               Fund's Return on Capital Invested
               ---------------------------------

Net Internal Rate of Return (IRR) (d)                         -16.95%

Multiple of Capital Invested (e)                                0.76x


Fourth Quarter 2003 Report for Excelsior Venture Investors III, LLC

Excelsior Venture Investors III, LLC has invested substantially all of its $94.6 million of investors' capital, net of offering costs, in Excelsior Venture Partners III, LLC ("EVP III" or the "Master Fund"), a master fund with $146.1 million in assets, net of offering costs. As of October 31, 2003, the Master Fund has committed 71% and invested 58% of the initial capital raised.

An investor's total return was 0.05% for the quarter. Since inception, the fund's annualized return is -7.58% and its cumulative return is -17.71%.

Portfolio Developments
----------------------

Direct Investments

The Master Fund invested $4 million in Datanautics, Inc., a provider of enterprise web analytics solutions. Raghav Nandagopal and David Fann of U.S. Trust sit on the board of directors.

EVP III participated in several follow-on financings this quarter:

o The Master Fund invested $704,225 in the Series A round of LogicLibrary, Inc. LogicLibrary is a provider of software asset management solutions enabling rapid application assembly.

o The Master Fund invested $237,499 in the Series B round of NanoOpto Corp., a designer, manufacturer and marketer of integrated optical components using nanotechnology manufacturing platforms.

o The Master Fund invested $1.5 million in the Series C round of Silverback Systems, Inc. Silverback is a provider of silicon and software solutions that enable IP based storage area networks and data center systems.

o The Master Fund invested $2.5 million in the Series C round of OpVista, Inc., a developer of bandwidth enhancing optical networking solutions.

o The Master Fund invested $291,064 million in the Series B-2 round of Genoptix, Inc., a developer and designer of the first laser-based platform for analyzing, sorting and manipulating living cells without the need for any dyes or labels.

Fund Investments

The Master Fund committed $3 million of capital to CMEA Ventures VI, L.P. this quarter. The Master Fund also made capital contributions to the existing limited partnership investments in the portfolio.

Alternative investments are sold to qualified investors only by a Confidential Offering Memorandum. An investment in an alternative investment fund is speculative and should not constitute a complete investment program. This summary is for information purposes only and does not constitute an offer to sell or a solicitation of an offer to buy interests in any security, investment, or fund, nor does it contend to address the financial objectives, situation or specific needs of any individual reader. Likewise, the information presented does not constitute, and should not be construed as, investment advice or recommendations with respect to the securities mentioned. Past performance is no guarantee of future results. U.S. Trust Corporation is a wholly owned subsidiary of The Charles Schwab Corporation. Additional information is available upon request.

               This material may only be presented to members of
                     Excelsior Venture Investors III, LLC.

                      Excelsior Venture Investors III, LLC
        Summary of the Master Fund's Investments as of October 31, 2003

                                                                                                          Carrying
Private                                                                        Original       Carrying       Value   % of
Companies                                Business Description                      Cost          Value   per Share    NAV
---------------------------------------  -----------------------------     ------------   ------------   ---------  -----
Adeza Biomedical Corp.                   Developer of diagnostic           $  3,000,000   $  3,000,000   $   10.16   2.45%
                                         products and services for
                                         women's reproductive healthcare

Ancile Pharmaceuticals, Inc.             Developer and manufacturer of        3,850,000           --          --     0.00%
                                         prescription branded
                                         botanical drugs for chronic
                                         disease conditions

Archemix Corp.                           Developer of acid                    1,314,285      1,314,285        4.45   1.07%
                                         nucleic-based biotherapeutics
                                         and drug discovery tools

Cenquest, Inc.                           Intermediary provider of             2,000,000           --          --     0.00%
                                         accredited business and
                                         management degree programs

Datanautics, Inc.                        Provider of enterprise web           4,000,000      4,000,000       14      3.27%
                                         analytics solutions

Ethertronics, Inc.                       Developer of high                    5,650,000      5,650,000       19.14   4.61%
                                         performance, embedded
                                         antennas for mobile device
                                         market

Genoptix, Inc.                           Developer and designer of the        3,234,851      1,988,351        6.74   1.62%
                                         first laser-based platform
                                         for analyzing, sorting and
                                         manipulating living cells
                                         without the need for any dyes
                                         or labels

Gyration, Inc.                           Provider of hardware and             4,000,000      4,000,000       13.55   3.27%
                                         software solutions for
                                         business communication, PC
                                         and gaming markets

LightConnect, Inc.                       Designer and manufacturer of         5,992,000      1,940,563        6.57   1.58%
                                         dynamic optical components
                                         for network applications

LogicLibrary, Inc.                       Provider of software asset           2,704,225      2,704,225        9.16   2.21%
                                         management solutions enabling
                                         rapid application assembly

MIDAS Vision Systems, Inc.               Developer of automated               5,054,960           --          --     0.00%
                                         optical inspection systems
                                         for advanced substrates and
                                         microelectronics packaging
                                         industries

Monterey Design Systems, Inc.            Developer of advanced                7,750,000      5,400,000       18.29   4.41%
                                         development tools for the
                                         semiconductor industry

NanoOpto Corp.                           Designer, manufacturer and           2,468,711      1,492,503        5.06   1.22%
                                         marketer of integrated
                                         optical components using
                                         nanotechnology manufacturing
                                         platforms

NetLogic Microsystems, Inc.              Developer of advanced network        5,000,000      5,000,000       16.94   4.08%
                                         search engines

OpVista, Inc.                            Developer of bandwidth               6,500,000      6,500,000       22.02   5.31%
                                         enhancing optical networking
                                         solutions

Pilot Software Acquisition Corp.         Provider of business analysis        4,000,000      4,000,000       13.55   3.27%
                                         solutions

Senomyx, Inc.                            Developer of proprietary             1,500,000      1,500,000        5.08   1.22%
                                         flavor and fragrance
                                         molecules for the food,
                                         beverage, cosmetic and
                                         pharmaceutical industries

Silverback Systems, Inc.                 Provider of silicon and              4,425,748      4,415,615       14.96   3.61%
                                         software solutions that
                                         enable IP based storage
                                         area networks and data
                                         center systems

Tensys Medical, Inc.                     Developer of non-invasive            5,000,000      5,000,000       16.94   4.08%
                                         arterial blood pressure
                                         monitoring systems

Virtual Silicon Technology, Inc.         Supplier of semiconductor            5,000,000      5,000,000       16.94   4.08%
                                         intellectual property and
                                         process technology to
                                         manufacturers and designers of
                                         systems-on-chip
                                                                           ------------   ------------     -------  -----
                                                 Private Companies Total   $ 82,444,780   $ 62,905,542     $213.09  51.37%

Limited Partnerships

Advanced Technology Ventures VII, L.P.   Varied-stage information          $    600,000   $    490,904     $  1.66   0.40%
                                         technology, communications
                                         and life sciences companies

Burrll Life Sciences Capital Fund, L.P.  Varied-stage life sciences             300,000        213,442        0.72   0.17%
                                         companies

CHL Medical Partners II, L.P.            Start up and early stage               490,000        410,529        1.39   0.34%
                                         medical technology and life
                                         sciences companies

Morgenthaler Partners VII, L.P.          Varied-stage information               900,000        740,727        2.51   0.60%
                                         technology, communications
                                         and life sciences companies

Prospect Venture Partners II, L.P.       Varied-stage life sciences             975,429        761,700        2.58   0.62%
                                         companies

Tallwood II, L.P.                        Early-stage information                450,000        343,464        1.16   0.28%
                                         technology companies

Valhalla Partners, L.P.                                                         120,000        120,000        0.41   0.10%
                                                                           ------------   ------------     -------   ----
                                              Limited Partnerships Total   $  3,835,429   $  3,080,766     $ 10.44   2.52%

                                            Total Current Investments (e)  $ 86,280,209   $ 65,986,308     $223.52   53.9%

                                                    Cash and Equivalents
                                                     (Net of Liabilities)    56,471,545     56,471,545      191.29   46.1%
                                                                           ------------   ------------     -------   ----
                                              Investment Total/Net Asset
                                                        Value of EVP III   $142,751,754   $122,457,853     $414.82  100.0%
                                                                           ============   ============     =======  =====

               This material may only be presented to members of
                     Excelsior Venture Investors III, LLC.

                      Excelsior Venture Investors III, LLC
                                  (the "Fund")

a) Current Net Asset Value: The value of the Master Fund's assets as determined by the Investment Adviser and a committee of the Board less the Master Fund's liabilities, including an accrual for the incentive fees payable to the Investment Adviser, divided by the number of outstanding shares. In valuing the Master Fund's assets, securities for which market quotations are readily available generally will be valued at the last sale price on the date of valuation or, if no sale occurred, at the mean of the latest bid and ask prices; provided that, as to such securities that may have legal, contractual or practical restrictions on transfer, a discount of 10% to 40% from the public market price will be applied. Securities for which no public market exists and other assets will be valued at fair value as determined in good faith by the Investment Adviser or a committee of the Board under the supervision of the Board pursuant to certain valuation procedures summarized below. Securities having remaining maturities of 60 days or less are valued at amortized cost.

     The value for securities for which no public market exists is difficult to determine. Generally, such investments will be valued on a "going concern" basis without giving effect to any disposition costs. There is a range of values that is reasonable for such investments at any particular time. Initially, direct investments are valued based upon their original cost, until developments provide a sufficient basis for use of a valuation other than cost. Upon the occurrence of developments providing a sufficient basis for a change in valuation, direct investments will be valued by the "private market" or "appraisal" method of valuation. The private market method shall only be used with respect to reliable third party transactions by sophisticated, independent investors. The appraisal method shall be based upon such factors affecting the company such as earnings, net worth, reliable private sale prices of the company's securities, the market prices for similar securities of comparable companies, an assessment of the company's future prospects or, if appropriate, liquidation value. The values for the investments referred to in this paragraph will be estimated regularly by the Investment Adviser or a committee of the Board and, in any 4/30/2003 0 event, not less frequently than quarterly. However, there can be no assurance that such value will represent the return that might ultimately be realized by the Master Fund from the investments.

b) Other Net Assets/(Liabilities): Includes a reserve established for the payment of a per annum fee of 0.1% of net assets of the Fund that are not represented by the Fund's investment in the Master Fund. Other net assets/(liabilities) specific to the Fund are also reflected.

c) Total Return (annualized): Reflects the total investment value (NAV plus cumulative distributions) as an annualized percentage of the share cost.

d) Net IRR (Internal Rate of Return): The annual rate of return that equates the cashflows and current carrying value of the Master Fund's holdings, net of accrued incentive fees, to the original capital invested. The calculation does not include cash that has been invested in money market type instruments, nor any other fees associated with the Master Fund.

e) Multiple of Capital Invested: The sum of realized proceeds and current carrying value of the Master Fund's holdings divided by the original capital invested. The calculation does not include cash that has been invested in money market type instruments, nor any fee associated with the Master Fund.

f) Total Current Investments: The current total value of investments held by the Master Fund as determined by the Managing Investment Adviser and a valuation committee of the Board, excluding cash and cash equivalents.

               This material may only be presented to members of
                     Excelsior Venture Investors III, LLC.